Income Taxes - Schedule of Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income Taxes [Abstract]
Current income tax expense	$ 255,772	$ 113,886
Deferred income tax (recovery) expense	(56,267)	103,870
Total income tax	$ 199,505	$ 217,756